Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.31%
Australia–1.43%
ALS Ltd.	572,244	$8,637,012
Cochlear Ltd.	113,372	9,501,534
Computershare Ltd.	478,994	13,762,973
		31,901,519
Austria–0.91%
ANDRITZ AG	125,125	11,786,496
Verbund AG(a)	124,612	8,553,247
		20,339,743
Brazil–2.19%
Itausa S.A., Preference Shares	3,331,752	9,083,340
Raia Drogasil S.A.	4,230,519	15,422,702
TOTVS S.A.	1,393,178	8,536,364
WEG S.A.	1,685,421	15,693,335
		48,735,741
Canada–1.69%
CCL Industries, Inc., Class B	181,864	12,058,536
Celestica, Inc.(b)	43,017	14,257,555
Hudbay Minerals, Inc.	245,852	5,593,133
Sprott, Inc.(a)	55,615	5,728,901
		37,638,125
China–1.09%
Chow Tai Fook Jewellery Group Ltd.	7,975,400	12,560,938
Tingyi Cayman Islands Holding Corp.	7,690,000	11,646,579
		24,207,517
Denmark–1.00%
ChemoMetec A/S	188,486	12,580,071
Pandora A/S	77,660	9,725,246
		22,305,317
Finland–0.90%
Elisa OYJ(a)	302,794	12,211,316
Wartsila OYJ Abp	227,527	7,715,959
		19,927,275
France–2.82%
Alten S.A.	98,319	8,550,135
Gaztransport Et Technigaz S.A.	39,162	8,851,363
Interparfums S.A.	326,571	9,270,168
Legrand S.A.	61,453	9,342,652
Neurones	233,198	10,257,073
Technip Energies N.V.	258,246	8,931,882
Vallourec SACA	312,685	7,539,173
		62,742,446
Germany–2.33%
Atoss Software SE	50,308	4,901,035
Carl Zeiss Meditec AG, BR	264,305	9,313,440
CTS Eventim AG & Co. KGaA	229,375	15,476,115
FUCHS SE, Preference Shares	218,460	10,125,793
Knorr-Bremse AG	100,359	11,936,269
		51,752,652
Shares		Value
Hong Kong–0.43%
HKT Trust & HKT Ltd.	5,598,000	$9,476,549
India–0.38%
Bajaj Holdings & Investment Ltd., Class A	70,554	8,385,545
Indonesia–1.17%
PT Indofood CBP Sukses Makmur Tbk	19,940,900	7,728,222
PT Selamat Sempurna Tbk	42,074,800	4,187,053
PT Telkom Indonesia (Persero) Tbk	54,584,500	7,968,831
PT United Tractors Tbk	4,541,400	6,060,515
		25,944,621
Israel–0.34%
Tower Semiconductor Ltd.(b)	34,053	7,480,423
Italy–1.11%
Interpump Group S.p.A.	218,880	8,811,488
Recordati Industria Chimica e Farmaceutica S.p.A.	267,974	15,962,944
		24,774,432
Japan–9.11%
As One Corp.	430,700	6,489,791
Azbil Corp.	1,874,500	19,410,471
C. Uyemura & Co. Ltd.	1,000	140,662
Disco Corp.	39,000	13,939,936
Fujimi, Inc.(a)	366,900	8,588,312
Fukui Computer Holdings, Inc.	189,600	3,807,697
Funai Soken Holdings, Inc.(a)	289,000	2,001,423
Japan Airport Terminal Co. Ltd.	71,600	2,532,891
Katitas Co. Ltd.	324,100	6,866,988
Kikkoman Corp.	1,330,000	13,697,622
MEITEC Group Holdings, Inc.	420,300	8,797,789
NOF Corp.	373,400	6,487,975
Nomura Research Institute Ltd.	324,891	9,611,428
NSD Co. Ltd.	387,000	6,914,003
OBIC Business Consultants Co. Ltd.	138,900	7,049,140
OBIC Co. Ltd.	554,000	15,890,692
Olympus Corp.	1,443,100	16,493,736
Seria Co. Ltd.	400,000	9,691,726
Shimano, Inc.	101,002	12,749,495
SHO-BOND Holdings Co. Ltd.	1,054,700	8,729,412
TKC Corp.	275,700	6,690,785
Toyo Suisan Kaisha Ltd.	152,600	9,901,493
USS Co. Ltd.	490,000	6,188,148
		202,671,615
Mexico–0.98%
Gruma S.A.B. de C.V., Class B	819,402	12,217,106
Regional S.A.B. de C.V.	1,175,531	9,652,936
		21,870,042
Netherlands–0.74%
IMCD N.V.	95,570	10,470,256
Nebius Group N.V., Class A(b)	31,350	5,969,353
		16,439,609
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
Norway–0.48%
Gjensidige Forsikring ASA	360,226	$10,745,876
South Africa–0.14%
Hudaco Industries Ltd.	263,648	3,074,111
South Korea–0.64%
Coway Co. Ltd.	145,344	9,208,111
Park Systems Corp.	29,519	5,151,604
		14,359,715
Sweden–2.95%
AAK AB	234,521	5,060,555
Addtech AB, Class B	229,770	8,360,439
Hexpol AB	941,602	8,764,400
Karnov Group AB(b)	1,057,096	7,792,564
Loomis AB	165,796	9,149,367
Mycronic AB	354,897	11,726,506
Svenska Handelsbanken AB, Class A(a)	972,460	14,869,456
		65,723,287
Switzerland–3.41%
BKW AG	59,954	9,904,515
Bucher Industries AG	15,961	6,270,947
Cembra Money Bank AG	80,033	8,898,011
Partners Group Holding AG	15,239	12,702,141
Sika AG(b)	49,873	11,220,956
Tecan Group AG, Class R(b)	46,560	10,759,923
VZ Holding AG	84,499	16,211,840
		75,968,333
Taiwan–2.00%
Advantech Co. Ltd.	1,124,000	19,145,857
Innodisk Corp.	143,000	5,520,947
Nien Made Enterprise Co. Ltd.	1,163,000	13,712,022
Voltronic Power Technology Corp.	208,000	6,102,124
		44,480,950
United Kingdom–5.21%
Bunzl PLC	495,691	18,705,952
Diploma PLC	65,776	6,513,988
Hill & Smith PLC	228,578	8,824,391
Howden Joinery Group PLC	1,041,932	11,102,399
IMI PLC	281,162	11,172,964
Rathbones Group PLC	278,603	6,268,165
Rightmove PLC	1,451,892	9,102,684
Spirax Group PLC	163,315	15,311,915
TechnipFMC PLC	263,817	18,905,126
Weir Group PLC (The)	281,107	10,029,140
		115,936,724
United States–53.86%
Advanced Energy Industries, Inc.	16,405	4,749,576
Affirm Holdings, Inc.(b)	85,742	6,131,410
Allegion PLC	91,569	14,412,961
AMETEK, Inc.	90,094	21,776,621
Arxis, Inc., Class A(b)	129,605	7,037,552
Axsome Therapeutics, Inc.(b)	28,593	6,232,988
Baker Hughes Co., Class A	167,645	10,140,846
Bloom Energy Corp., Class A(b)	21,426	4,409,685
BridgeBio Pharma, Inc.(b)	61,456	4,922,011
BrightSpring Health Services, Inc.(b)	190,536	11,376,905
Shares		Value
United States–(continued)
Burlington Stores, Inc.(b)	30,526	$11,248,220
Cardinal Health, Inc.	65,933	15,166,568
Carpenter Technology Corp.	46,071	23,941,256
Casey’s General Stores, Inc.	28,726	25,020,346
Cheniere Energy, Inc.	62,445	16,458,629
Citizens Financial Group, Inc.	230,559	16,519,552
Cloudflare, Inc., Class A(b)	95,232	26,567,823
Cognex Corp.	281,283	18,350,903
Coherent Corp.(b)	37,594	9,883,087
Comfort Systems USA, Inc.	10,007	17,309,008
Corpay, Inc.(b)	36,006	13,758,253
Curtiss-Wright Corp.	35,974	26,045,176
Datadog, Inc., Class A(b)	109,233	29,271,167
Diamondback Energy, Inc.	62,641	12,712,991
EastGroup Properties, Inc.	23,799	4,974,229
Edwards Lifesciences Corp.(b)	114,198	9,829,022
Element Solutions, Inc.	276,784	10,166,276
ESCO Technologies, Inc.	38,908	12,267,303
Evercore, Inc., Class A	52,558	16,847,993
Flex Ltd.(b)	273,248	31,081,960
Forgent Power Solutions, Inc.(b)	256,120	8,521,112
Guardant Health, Inc.(b)	105,240	17,047,828
Hilton Worldwide Holdings, Inc.	121,339	38,887,936
Howmet Aerospace, Inc.	35,353	9,978,738
ICON PLC(b)	98,650	16,135,687
IQVIA Holdings, Inc.(b)	12,516	2,941,510
Iron Mountain, Inc.	65,210	7,976,487
ITT, Inc.	79,715	15,622,546
J.B. Hunt Transport Services, Inc.	27,393	7,444,048
Keysight Technologies, Inc.(b)	60,486	19,299,873
Knight-Swift Transportation Holdings, Inc.	263,797	18,341,805
Labcorp Holdings, Inc.	34,062	10,531,970
Lattice Semiconductor Corp.(b)	195,279	24,267,321
Live Nation Entertainment, Inc.(a)(b)	72,584	12,639,052
Lumentum Holdings, Inc.(b)	12,159	8,680,796
MACOM Technology Solutions Holdings, Inc.(b)	82,778	20,813,700
Marriott International, Inc., Class A	49,538	18,469,253
MasTec, Inc.(b)	57,604	15,155,612
Medline, Inc., Class A(b)	213,191	8,374,142
MKS, Inc.	43,561	12,957,219
MongoDB, Inc.(b)	40,952	13,820,481
Monolithic Power Systems, Inc.	24,731	35,267,148
MSCI, Inc.	27,112	15,514,571
Natera, Inc.(b)	59,003	15,798,643
PACCAR, Inc.	93,536	12,410,356
PriceSmart, Inc.(a)	32,069	6,218,500
Quanta Services, Inc.	36,341	24,252,530
Ralph Lauren Corp.	38,676	14,710,030
RBC Bearings, Inc.(b)	29,763	16,408,640
Regal Rexnord Corp.	38,557	7,913,053
Rockwell Automation, Inc.	36,244	17,400,020
Ross Stores, Inc.	107,487	26,986,761
Royalty Pharma PLC, Class A	313,871	18,339,483
Sanmina Corp.(b)	56,334	10,453,337
Snowflake, Inc., Class A(b)	100,508	29,476,986
SPX Technologies, Inc.(b)	44,300	9,729,166
State Street Corp.	51,725	9,525,676
Steel Dynamics, Inc.	44,775	11,250,167
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Targa Resources Corp.	65,244	$17,640,020
Tenaris S.A., ADR	161,946	9,284,364
Teradyne, Inc.	54,005	19,857,098
TKO Group Holdings, Inc.(a)	33,999	6,181,358
Viking Holdings Ltd.(b)	207,130	21,614,016
W.W. Grainger, Inc.	11,616	16,055,868
Waters Corp.(b)	42,843	16,165,092
West Pharmaceutical Services, Inc.	32,461	11,067,903
Westinghouse Air Brake Technologies Corp.	56,132	16,326,554
Woodward, Inc.	51,419	18,549,404
XPO, Inc.(b)	87,592	17,603,364
		1,198,517,541
Total Common Stocks & Other Equity Interests (Cost $1,826,537,469)		2,165,399,708
Money Market Funds–2.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d)	18,249,860	18,249,860
Invesco Treasury Portfolio, Institutional Class, 3.63%(c)(d)	33,892,596	33,892,596
Total Money Market Funds (Cost $52,142,456)		52,142,456
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.65% (Cost $1,878,679,925)		2,217,542,164
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.95%
Invesco Private Government Fund, 3.69%(c)(d)(e)	18,354,304	$18,354,304
Invesco Private Prime Fund, 3.82%(c)(d)(e)	47,246,192	47,250,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,605,012)		65,605,221
TOTAL INVESTMENTS IN SECURITIES—102.60% (Cost $1,944,284,937)		2,283,147,385
OTHER ASSETS LESS LIABILITIES–(2.60)%		(57,794,350)
NET ASSETS–100.00%		$2,225,353,035
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,269,572	$221,986,982	$(216,006,694)	$-	$-	$18,249,860	$452,892
Invesco Treasury Portfolio, Institutional Class	22,786,347	412,261,539	(401,155,290)	-	-	33,892,596	835,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,889,766	338,199,106	(340,734,568)	-	-	18,354,304	602,489*
Invesco Private Prime Fund	54,405,573	484,051,970	(491,193,686)	1,057	(13,997)	47,250,917	1,580,275*
Total	$110,351,258	$1,456,499,597	$(1,449,090,238)	$1,057	$(13,997)	$117,747,677	$3,470,864

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$31,901,519	$—	$31,901,519
Austria	—	20,339,743	—	20,339,743
Brazil	48,735,741	—	—	48,735,741
Canada	37,638,125	—	—	37,638,125
China	—	24,207,517	—	24,207,517
Denmark	—	22,305,317	—	22,305,317
Finland	—	19,927,275	—	19,927,275
France	—	62,742,446	—	62,742,446
Germany	—	51,752,652	—	51,752,652
Hong Kong	—	9,476,549	—	9,476,549
India	—	8,385,545	—	8,385,545
Indonesia	—	25,944,621	—	25,944,621
Israel	7,480,423	—	—	7,480,423
Italy	—	24,774,432	—	24,774,432
Japan	140,662	202,530,953	—	202,671,615
Mexico	21,870,042	—	—	21,870,042
Netherlands	5,969,353	10,470,256	—	16,439,609
Norway	—	10,745,876	—	10,745,876
South Africa	—	3,074,111	—	3,074,111
South Korea	—	14,359,715	—	14,359,715
Sweden	—	65,723,287	—	65,723,287
Switzerland	—	75,968,333	—	75,968,333
Taiwan	—	44,480,950	—	44,480,950
United Kingdom	18,905,126	97,031,598	—	115,936,724
United States	1,198,517,541	—	—	1,198,517,541
Money Market Funds	52,142,456	65,605,221	—	117,747,677
Total Investments	$1,391,399,469	$891,747,916	$—	$2,283,147,385
Invesco Global Opportunities Fund